Taxes (Details) - Schedule of deferred tax asset - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Schedule of Deferred Tax Asset Abstract
Senior care services fees advanced from customers	$ 482,432	$ 442,322
Total deferred tax assets	482,432	442,322
Business combination	1,819,826
Total deferred tax liabilities	$ 1,819,826